Segments - Schedule of Revenue by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 74,869	$ 93,725	$ 84,860
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	36,664	45,957	30,363
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	33,277	34,615	34,904
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,004	2,669	7,153
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	117	1,111	3,877
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	478	563	605
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,775	1,764	2,105
Thailand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		5,839	3,625
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	19	714	1,721
Other non-U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 535	$ 493	$ 507